EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Oct. 02, 2014
Common stock
Ordinary shares, issued	959		957
Purchase of treasury shares	$ 439,000,000	$ 0
Treasury Stock Shares Acquired	7.7	0
Stock Repurchase Program, Authorized Amount	2,100,000,000			3,000,000,000
Stock Repurchase Program Remaining Authorized Repurchase Amount	2,170,000,000
Other Comprehensive Income (Loss) Net Of Tax [Abstract]
Comprehensive income attributable to Teva	$ (1,922,000,000)		$ (1,343,000,000)